Note 17 - Acquisition/Sales of Assets and Interests, Acquisition of affiliated companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
BSBios Marialva Indústria e Comércio [Member]
Date of the acquisition	December 8, 2009
% of shares	50.00%
Value of the acquisition	$ 32
Bioóleo Industrial e Comercial [Member]
Date of the acquisition	August 24, 2010
% of shares	50.00%
Value of the acquisition	11
Nova Fronteira Bioenergia S.A. [Member]
Date of the acquisition	November 1, 2010
% of shares	37.05%
Value of the acquisition	155
Total Agroindústria Canavieira S.A. [Member]
Date of the acquisition	January 18, 2010
% of shares	40.37%
Value of the acquisition	79
Açúcar Guarani S.A. [Member]
Date of the acquisition	May 14, 2010
% of shares	45.70%
Value of the acquisition	$ 380